Shareholders' equity	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Shareholders' equity

25.	Shareholders' equity

a. Share capital

The share capital is recorded by the amount raised from shareholders, net of the costs directly linked to the funding process.

The subscribed and paid-up share capital on December 31, 2025, is represented by 2,392,125,889 common shares, once treasury shares are cancelled, as Note 25.e. (2,420,804,398 common shares on December 31, 2024). The shares have no par value.

The Company is authorized to increase its share capital, by resolution of the Board of Directors, regardless of statutory reform, up to the limit of 4,450,000,000 common shares.

b. Capital reserves

The use of the capital reserve complies with the Brazilian Corporate Law 6404/76, article 200. This reserve is composed as follows:

	2025	2024

	388,236	373,020

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	10,635	19,416
Other capital reserves	23,997	-

b.1 Special Reserve of goodwill

The special reserve of goodwill was constituted from the incorporation of the net assets of the former parent company TIM Participações S.A. (note 16.d).

b.2 Long-term incentive plan

The balances recorded under these items represent the Company's expenses related to the long-term incentive program granted to employees (note 26).

b.3 Other capital reserves

It corresponds to the fractional shares expired resulting from reverse stock splits carried out in previous years. Since they were not redeemed by the shareholders within the legal term, these fractions were reverted in favor of the Company and recorded in other capital reserves, in the amount of R$ 23,997.

c. Profit reserves

c.1 Legal Reserve

It refers to the allocation of 5% of the net profit for the year ended December 31 of each year, except for the balance allocated to the tax incentive reserve, until the reserve equals 20% of the share capital. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the share capital.

This Reserve may only be used to increase capital or offset accumulated losses.

c.2 Statutory reserve for expansion

The formation of this reserve is foreseen in Paragraph 2 of art. 46 of the bylaws of the company and is aimed at the expansion of social business.

According to the Bylaws, the expansion reserve balance cannot exceed 80% of the share capital. Reaching this limit, it will be up to the General Meeting to decide on the balance, distributing it to shareholders or increasing capital.

c.3 Tax incentive reserve

The Company enjoys tax benefits that provide for restrictions on the distribution of profits. According to the legislation that establishes these tax benefits, the amount of tax that is no longer paid due to exemptions and reductions in the tax burden may not be distributed to members and will constitute a reserve of tax incentive of the legal entity. This reserve can only be used to offset losses or increase share capital. On December 31, 2025, this reserve amounts to R$ 3,143,043 (R$ 2,702,955 on December 31, 2024).

The tax benefit corresponds to the reduction of Corporate Income Tax (IRPJ) incident on the profit of the exploitation calculated in the regions where this tax incentive is applicable. The Company operates in areas covered by the Superintendence of Development of the Northeast (SUDENE) and the Amazon (SUDAM), and the tax incentive is granted by the state of the Federation, for a period of 10 years, subject to renewal.

d. Dividends

Dividends are calculated in accordance with the Company’s bylaws and the Brazilian Corporate Law.

According to its latest bylaws, approved on March 27, 2025, the Company must distribute as a mandatory dividend each year ending December 31, provided that there are amounts available for distribution, an amount equivalent to 25% of Adjusted Net Profit.

As provided in the Company's bylaws, unclaimed dividends within 3 years will revert to the Company.

On December 31, 2025 and 2024, dividends and interest on shareholders' equity were calculated as follows:

	2025	2024

Net income for the year	4,311,984	3,153,881
(-) Non-distributable tax incentives	(440,088)	(340,716)
(-) Constitution of legal reserve	(193,492)	(140,659)
Adjusted net profit	3,678,404	2,672,506

Minimum dividends calculated on the basis of 25% of adjusted profit	919,601	668,127

Distribution based on adjusted profit for the year:
Interest on capital	1,720,000	1,450,000
Dividends	1,379,192	-
Total dividends and interest on capital proposed and distributed	3,099,192	1,450,000

Withholding income tax (IRRF) on interest on capital	(327,576)	(213,574)
Total dividends and net interest on capital	2,771,616	1,236,426

Distribution based on retained earnings
Proposed and distributed interest on capital	490,000	-
Interim/additional dividends	410,808	2,050,000

Total dividends (including additional dividends) and net Interest on capital (i)	3,672,424	3,286,426

Interest on Shareholders' Equity paid and/or payable is accounted for against financial expenses which, for the purposes of presenting the financial statements, are reclassified and disclosed as allocation of net profit for the year, in changes in shareholders' equity.

(i)	During 2024, amounts of R$ 1,450,000 were distributed as interest on equity, and additional dividends of R$ 2,050,000 were proposed. These amounts were approved at the General Shareholders’ Meeting held on March 27, 2025, totaling R$ 3,500,000.

During 2025, amounts totaling R$ 2,210,000 were distributed, of which R$ 1,720,000 was distributed based on the profit for the year 2025 and R$ 490,000 based on the expansion reserve. In addition, dividends of R$ 1,790,000 were proposed, of which R$ 1,379,192 was distributed based on the profit for the year 2025 and R$ 410,808 based on the expansion reserve. These amounts were approved by the Board of Directors on December 16, 2025, totaling R$ 4,000,000.

The amounts allocated until December 31, 2025 and December 31, 2024 are as follows:

Approval	Payment	Dividend

03/19/2024	04/22/2024	200,000
06/14/2024	07/23/2024	300,000
09/17/2024	10/23/2024	300,000
12/17/2024	01/23/2025	650,000
02/10/2025	04/22/2025 07/23/2025 10/23/2025	2,050,000

Total 2024		3,500,000

02/10/2025	04/22/2025	200,000
03/24/2025	04/30/2026	490,000
05/05/2025	07/23/2025	300,000
07/22/2025	10/21/2025	320,000
09/23/2025	01/21/2026	480,000
12/16/2025	Up to 06/30/2026	420,000
12/16/2025	12/30/2025	1,790,000

Total 2025		4,000,000

Up to December 31, 2025, the Company disbursed, through dividends and/or interest on capital, a total amount of R$ 5,360,083 (R$ 2,720,095, as of December 31, 2024), of which R$ 3,649,773 (R$ 1,841,695 as of December 31, 2024) was to controlling shareholders and R$ 1,710,310 (R$ 878,400 as of December 31, 2024) was to non-controlling shareholders. The total dividends paid per share, expressed in reais, on December 31, 2025 is R$ 2.24 (R$ 1.12 on December 31, 2024).

The balance on December 31, 2025, of the item “dividends and interest on capital payable” totaling R$ 1,377,150, of which R$ 1,219,319 (R$ 671,525 on December 31, 2024) is recorded under the line item Dividends and interest on shareholders' equity payable and R$ 157,831 is recorded under the line item Obligations to shareholders is composed of the outstanding amounts of previous years totaling R$ 193,337 (R$ 117,613 on December 31, 2024) in addition to the amount of R$ 1,390,000 (R$ 1,183,813, net of taxes) of interest on capital related to 2025, to be paid in 2026.

As set forth in the Law 6404/76 and the Bylaws of the Company, unclaimed dividends - as established in the Brazilian Corporate Law, dividends and Interest on Shareholders' Equity declared and unclaimed by shareholders within 3 years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve to expand businesses.

For the statement of cash flows, Interest on Shareholders' Equity and dividends paid to its shareholders are being allocated in the group of “financing activities”.

e. Treasury shares

The Company maintains treasury shares recorded at acquisition cost, in a contra-account of shareholders’ equity, as established by IAS 32. Treasury shares do not confer voting rights or the right to receive dividends and do not generate effects on income (loss) from disposal or cancellation.

On February 12, 2025, the Board of Directors closed the previous share buyback program and approved a new one for up to 67,210,173 common shares of the Company, corresponding to approximately 2.78% of the total common shares of the Company. The common shares acquired under the share repurchase program will be held in treasury and subsequently canceled, without share capital decrease. In addition, approximately five million shares acquired under the buyback program will be earmarked for share-based compensation under the Long-Term Incentive Plan. The goal is to enhance value for shareholders through the efficient use of cash and cash equivalents and to meet the Long-Term Incentive Plan (LTI).

Since the approval date of this program until December 31, 2025, the Company has repurchased 33,494 thousand shares for a total amount of R$ 748,268 and allocated 1,559 thousand shares to the LTI program.

On December 16, 2025, the Company’s Board of Directors approved the cancellation of 28,679 thousand shares held in treasury, without a share capital decrease. As a result of the cancellation of the shares, the Company’s share capital is now divided into 2,392,125,889 common shares.

On December 31, 2025, the Company holds in Treasury 3,458 (201 on December 31, 2024) thousand common shares, totaling R$ 78,539 (R$ 3,451 on December 31, 2024).